Fair Value Measurements (Details) - Schedule of change in the fair value of conversion option liability - Vicker's Vantage	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Change In The Fair Value Of Conversion Option Liability [Line Items]
Fair value, beginning balance
Initial measurement	18,727
Change in fair value	(11,835)
Fair value, ending balance	$ 6,892